Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
		6 Months Ended		12 Months Ended
	May 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Net income attributable to non-controlling interests		€ 20	€ 20	€ 36
Fair value remeasurement of contingent consideration		(4)	54	124
Restructuring costs and similar items		(327)	(758)	(1,064)
Other gains and losses, and litigation		0	136	136
Operating income		3,613	10,108	14,141
Financial expenses		(189)	(198)	(390)
Financial income		28	31	53
Income before tax and investments accounted for using the equity method		3,452	9,941	13,804
Regeneron
Disclosure of operating segments [Line Items]
Non-current financial assets, number of shares (in shares)	400,000
Regeneron | Public Offering
Disclosure of operating segments [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	13,000,000
Regeneron | Repurchase from the counterpart | Regeneron Pharmaceuticals, Inc
Disclosure of operating segments [Line Items]
Number of shares issued in transaction (in shares)	9,800,000
Operating segments
Disclosure of operating segments [Line Items]
Business operating income		4,903	4,683	9,762
Material reconciling items
Disclosure of operating segments [Line Items]
Share of profit (loss) from investments accounted for using equity method		(26)	(11)	(16)
Net income attributable to non-controlling interests		20	21	38
Amortization and impairment of intangible assets		(953)	(1,206)	(2,011)
Fair value remeasurement of contingent consideration		(4)	54	124
Expenses arising from the impact of acquisitions on inventories		0	(36)	(53)
Restructuring costs and similar items		(327)	(758)	(1,064)
Other gains and losses, and litigation		0	136	136
Gain on divestment of Regeneron shares on May 29, 2020		€ 0	€ 7,225	€ 7,225